Business combination (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash and cash equivalents				¥ 345,466
Prepayments and other current assets				17,049
Property and equipment, net				8,617
Intangible assets:
Trademark				20,200
User base				2,100
Goodwill	¥ 105,219	$ 15,303	¥ 120,510	105,219	¥ 15,291
Accounts Payable				(80)
Accrued expenses and other current liabilities				(26,026)
Deferred tax liabilities				(3,345)
Total fair value of Jiedian				469,200
Fair value of redeemable non-controlling interests				(169,200)
Total fair value of purchase price consideration				¥ 300,000